7. RELATED PARTIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Rent expense	$ 74,492	$ 40,394	$ 285,960	$ 99,080
Mona Co
Rent expense				2,001
Consulting expense				7,500
Titus
Consulting expense				30,000
Mackay
Consulting expense			500	2,000
Stockholder
Purchases from related party	$ 1,542,413	$ 1,074,906	$ 9,072,025	$ 1,953,690